ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
5.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables present the changes in accumulated other comprehensive income by component for the three years ended June 30, 2013, 2012, and 2011.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total

	(Dollars in Thousands - net of tax)

Balance - June 30, 2010	$84	$(2,322)	$(2,238)
Other comprehensive income (loss) before reclassifications	(86)	497	411
Net current-period other comprehensive income (loss)	(86)	497	411

Balance - June 30, 2011	(2)	(1,825)	(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive income	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	$78	$(820)	$(742)

The following table presents the amounts reclassified out of accumulated other comprehensive income.

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2013	2012	2011	Affected Line Item in the Statement Where Net Income is Presented

	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(46)	$(4)	$-	Investment security gains

	(46)	(4)	-	Total before tax
	(16)	(1)	-	Income tax expense

	(30)	(3)	-	Net of tax

Unrealized gains and losses on held-to-maturity securities	8	(172)		Gains recognized in comprehensive income

	8	(172)	-	Total before tax
	3	(58)	-	Income tax expense (benefit)

	5	(114)	-	Net of tax

Total reclassifications for the period	$(25)	$(117)	$-	Net of tax